Basis of preparation	12 Months Ended
Sep. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The Company’s consolidated financial statements for the years ended September 30, 2020 and 2019 were authorized for issue by the Board of Directors on November 10, 2020.